NOTES PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
SCHEDULE OF DEBT

The following table provides a summary of the Company’s outstanding debt as of June 30, 2022:

	Principal balance	Accrued interest	Fair value adjustment	Net debt balance
2021 convertible notes	$2,651,074	$34,984	$(29,202)	$2,656,856
Total	$2,651,074	$34,984	$(29,202)	$2,656,856

The following table provides a summary of the Company’s outstanding debt as of December 31, 2021:

	Principal balance	Accrued interest	Unamortized debt discount	Net debt balance
2021 Notes	$13,647,341	$159,435	$2,993,061	$16,799,837
Finance Insurance	385,187	4,082	-	389,269
Total	$14,032,528	$163,517	$2,993,061	$17,189,106

The following table provides a summary of the Company’s outstanding debt as of December 31, 2021:

	Principal balance	Accrued interest	Fair value adjustment	Net debt balance
2021 Notes	$13,647,341	$159,435	$2,993,061	$16,799,837
Financed insurance	385,187	4,082	-	389,269
Total	$14,032,528	$163,517	$2,993,061	$17,189,106

The following table provides a summary of the Company’s outstanding debt as of December 31, 2020:

	Principal balance	Accrued interest	Unamortized debt discount	Net debt balance
2015 convertible notes	$100,000	$28,671	$-	$128,671
2018 convertible notes	3,500,000	727,905	(783,124)	3,444,781
2020 promissory notes	100,000	1,694	-	101,694
2020 convertible notes	700,000	29,726	(159,790)	569,936
Total	$4,400,000	$787,996	$(942,914)	$4,245,082

SCHEDULE OF INTEREST EXPENSE DEBT

The interest expense recognized for notes payable (excluding the 2021 Notes) was as follows:

	Three months ended		Six months ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Stated interest accrual	$-	$117,817	$2,004	$227,197
Debt discount amortization	-	771,556	-	945,969
Total	$-	$889,373	$2,004	$1,173,166

The interest expense recognized for notes payable (excluding the 2021 Notes) was as follows:

	December 31,
	2021	2020
Stated interest accrual	$251,857	$381,886
Debt discount accretion	945,969	613,610
Total	$1,197,826	$995,496

SCHEDULE OF CONVERSION OF NOTES

The following table provides a summary of the Company’s 2021 note conversions during the six-month period ending June 30, 2022:

	Shares	Conversion Price	Redemption Value
January 3, 2022	535,249	$2.83	$1,517,054
February 1, 2022	1,354,423	$1.58	2,145,135
March 1, 2022	2,818,853	$0.96	2,710,511
April 1, 2022	1,962,010	$0.99	1,957,878
May 1, 2022	2,549,910	$0.94	2,406,713
June 1, 2022	969,327	$0.46	461,463
Total	10,189,772		$11,198,754

The table below summarizes the conversion of each class of notes payable:

	Immediately prior to merger
Note series	Principal	Interest	Net carrying value of debt converted	Shares of common stock issued	Outstanding debt, June 30, 2021
2015 Convertible Note	$100,000	$31,151	$131,151	15,116	$-
2018 Convertible Notes	3,500,000	901,466	4,401,466	1,259,837	-
2020 Convertible Notes	700,000	64,438	764,438	77,000	-
2021 Convertible Note	50,000	2,082	52,082	6,015	-
Total	$4,350,000	$999,137	$5,349,137	1,357,968	$-